Liabilities Subject to Compromise (Notes) - Q1	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Liabilities Subject to Compromise [Abstract]
Liabilities subject to compromise
3.	Liabilities Subject to Compromise

Pre-petition liabilities that are subject to compromise are required to be reported at the amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts. The amounts classified as Liabilities Subject to Compromise as of March 31, 2016 may be subject to adjustments depending on Bankruptcy Court actions, further developments with respect to disputed claims, determinations of the secured status of certain claims, if any, the value of any collateral securing such claims, or other events. The Company cannot reasonably estimate the value of the claims that ultimately will be allowed in its chapter 11 case until the Company completes its evaluation, investigation and reconciliation of all filed claims. As of April 29, 2016, the Company has paid $6,369,905 of pre-petition claims and accrued expenses that were classified as Liabilities Subject to Compromise. Remaining unpaid pre-petition claims are still subject to further review and reconciliation and may be subject to dispute.

The amount recorded as Liabilities Subject to Compromise, as of March 31, 2016, represents the Company’s estimate, where an estimate is determinable, of known or potential pre-petition claims to be addressed in connection with its chapter 11 case. Such liabilities are reported at the Company’s current estimate, where an estimate is determinable, of the allowed claim amount, even though they may be settled for lesser amounts. These claims remain subject to adjustments depending on Bankruptcy Court actions, further developments with respect to disputed claims, determinations of the secured status of certain claims, if any, the value of any collateral securing such claims, or other events. At such time as these claims are resolved, they will be treated and satisfied pursuant to the POR.

As of March 31, 2016 and December 31, 2015, Liabilities Subject to Compromise consisted of the following:

	March 31, 2016		December 31, 2015
Accounts payable - pre-petition	833,769		834,219
Accrual- PharmAthene Litigation	208,303,850	(1)	205,400,068	(1)
Other accrued expenses - pre-petition	737,883		737,883
Total	$209,875,502		$206,972,170
(1)	Includes a $3.2 million accrual at March 31, 2016 and December 31, 2015 for reimbursement of PharmAthene attorney’s fees and expert fees, against which there is a $2.7 million surety bond that has cash collaterization of $1.3 million. On April 12, 2016, the Company paid PharmAthene $5 million pursuant to the POR.

Reorganization Items, net:

Reorganization items reflect expenses in connection with the chapter 11 case. For the three and three months ended March 31, 2016 and 2015, reorganization items consisted of the following:

	Three months ended March 31,
	2016	2015
Legal fees	$1,677,945	$1,201,792
Professional fees	1,698,228	564,496
Trustee fees	13,000	13,000
Other	—	2,537
Total	$3,389,173	$1,781,825

During the three months ended March 31, 2016 and 2015, the Company paid approximately $1.5 million and $1.3 million, respectively, for reorganization items.

4.	Liabilities Subject to Compromise

Pre-petition liabilities that are subject to compromise are required to be reported at the amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts. The amounts classified as Liabilities Subject to Compromise as of December 31, 2015 may be subject to future adjustments depending on Bankruptcy Court actions, further developments with respect to disputed claims, determinations of the secured status of certain claims, if any, the value of any collateral securing such claims, or other events. The Company cannot reasonably estimate the value of the claims that ultimately will be allowed in its chapter 11 case until the Company completes its evaluation, investigation and reconciliation of all filed claims has been completed.

The amount of Liabilities Subject to Compromise represents the Company’s estimate, where an estimate is determinable, of known or potential pre-petition claims to be addressed in connection with its chapter 11 case. Such liabilities are reported at the Company’s current estimate, where an estimate is determinable, of the allowed claim amount, even though they may be settled for lesser amounts. These claims remain subject to future adjustments depending on Bankruptcy Court actions, further developments with respect to disputed claims, determinations of the secured status of certain claims, if any, the value of any collateral securing such claims, or other events.

As of December 31, 2015 and 2014, Liabilities Subject to Compromise consisted of the following:

	December 31, 2015	December 31, 2014
Deferred revenue	$—	$203,696,194
Accounts payable - pre-petition	834,219	3,502,607
Accrual - PharmAthene Litigation	205,400,068	191,046,416	(1)
Other accrued expenses - pre-petition	737,883	794,750
Total	$206,972,170	$399,039,967
(1)	Includes a $3.2 million accrual at December 31, 2015 and 2014, respectively for reimbursement of PharmAthene attorney’s fees and expert fees, against which there is a $2.7 million surety bond that has cash collaterization of $1.3 million.

Reorganization Items, net:

As of December 31, 2015 and 2014, reorganization items consisted of the following:

	December 31, 2015	December 31, 2014
Legal fees	$5,719,052	$1,806,701
Professional fees	2,027,827	225,360
Trustee fees	59,000	17,875
Other	5,672	76,600
Total	$7,811,551	$2,126,536

The cash payments for the reorganization items for the years-ended December 31, 2015 and 2014 were $6.7 million and $1.5 million, respectively.